UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                     5/12/04
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   89

Form 13F Information Table Value Total:   1,227,151

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
31-Mar-04

                                TITLE OF                    VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER               CLASS         CUSIP       (x$1000)  PRN AMT   PRN CALL  DSCRETN  MANAGERS    SOLE   SHARED   NONE
------------------------------  --------  ---------------  --------  -------   --- ----  -------  --------  -------- ------ -------
3M Company                      COM          88579y101         581       7100  SH        Sole                   7100              0
Abbott Laboratories             COM          002824100       17711     430915  SH        Sole                 430915              0
Ace Ltd                         COM          G0070K103         427      10000  SH        Sole                      0          10000
Adaptec Inc.                    COM          00651F108       28089    3206464  SH        Sole                2731464         475000
Aetna Inc.                      COM          008117103         476       5300  SH        Sole                      0           5300
American Express Co.            COM          025816109       18245     351881  SH        Sole                 351881              0
American International Group I  COM          026874107       40491     567504  SH        Sole                 462704         104800
American Power Conversion       COM          029066107       31654    1376880  SH        Sole                1042380         334500
Ametek, Inc.                    COM          031100100         205       8000  SH        Sole                   8000              0
Amgen                           COM          031162100        7588     130495  SH        Sole                 130495              0
BP PLC - ADR                    COM          055622104         205       4012  SH        Sole                   4012              0
Bank One Corporation            COM          06423a103         238       4367  SH        Sole                   4367              0
Bank of America Corp.           COM          060505104       19783     244292  SH        Sole                 159292          85000
Bank of New York                COM          064057102       27354     868391  SH        Sole                 657991         210400
Baxter Int'l Inc.               COM          071813109       50831    1645537  SH        Sole                1359537         286000
Becton, Dickinson & Co.         COM          075887109         225       4651  SH        Sole                   4651              0
Bellsouth Corp.                 COM          079860102         244       8799  SH        Sole                   8799              0
Belvedere Resources, Ltd.       COM          080903107           5      10000  SH        Sole                  10000              0
Berkshire Hathaway - Class B    COM          084670207         358        115  SH        Sole                      0            115
Biomet                          COM          090613100         616      16050  SH        Sole                  16050              0
Boston Scientific               COM          101137107        3862      91125  SH        Sole                  91125              0
Bristol-Myers                   COM          110122108       31575    1303139  SH        Sole                1083139         220000
CVS Corp.                       COM          126650100       35959    1018669  SH        Sole                 823169         195500
Chevron Texaco Corp.            COM          166764100         619       7053  SH        Sole                   3653           3400
Chubb Corp.                     COM          171232101         258       3714  SH        Sole                   3714              0
Cigna High Income SHRS          COM          12551d109          28      10000  SH        Sole                  10000              0
Citigroup                       COM          172967101       39345     761022  SH        Sole                 600422         160600
Coca Cola                       COM          191216100        1267      25182  SH        Sole                  25182              0
Comerica Inc.                   COM          200340107       10911     200872  SH        Sole                 200872              0
Countrywide Financial Corp      COM          222372104         326       3400  SH        Sole                      0           3400
Enviornmental Energy Service    COM          29406q101           0      10000  SH        Sole                  10000              0
Exxon Mobil Corporation         COM          30231g102        1587      38153  SH        Sole                  38153              0
Federal Natl. Mortgage Assn.    COM          313586109        5057      68020  SH        Sole                  68020              0
First Place Financial Corp.     COM          33610t109         468      25825  SH        Sole                  25825              0
Fleet Boston Financial Corp     COM          339030108       17247     384114  SH        Sole                 384114              0
Freddie Mac                     COM          313400301       15955     270148  SH        Sole                 160998         109150
Gap Inc.                        COM          364760108       37749    1722104  SH        Sole                1372104         350000
General Electric Co.            COM          369604103       42686    1398621  SH        Sole                1145821         252800
General Mills                   COM          370334104       21944     470100  SH        Sole                 339500         130600
Guidant Corp.                   COM          401698105       38135     601787  SH        Sole                 553287          48500
Harrah's Entertainment Inc.     COM          413619107         225       4100  SH        Sole                      0           4100
Intel Corporation               COM          458140100       29094    1069647  SH        Sole                 803347         266300
International Business Machine  COM          459200101         339       3686  SH        Sole                   3686              0
Interpublic Group               COM          460690100        9538     620125  SH        Sole                 433625         186500
J. P. Morgan Chase & Co.        COM          46625H100       30983     738570  SH        Sole                 567270         171300
Johnson & Johnson               COM          478160104        1362      26853  SH        Sole                  26853              0
Kyocera Corp - Spons ADR        COM          501556203       29261     348600  SH        Sole                 312900          35700
Leggett & Platt Inc.            COM          524660107        8422     355204  SH        Sole                 355204              0
Liberty Media Corp - A          COM          530718105       16518    1508477  SH        Sole                1000291         508186
Liz Claiborne                   COM          539320101         224       6100  SH        Sole                      0           6100
Lockheed Martin Corporation     COM          539830109         310       6800  SH        Sole                      0           6800
Lucent Technologies             COM          549463107        5214    1268564  SH        Sole                1268564              0
Manpower Inc.                   COM          56418H100       16059     345362  SH        Sole                 246762          98600
Marsh & McLennan Cos Inc        COM          571748102        6599     142535  SH        Sole                  85535          57000
Mattel Inc.                     COM          577081102        1912     103700  SH        Sole                      0         103700
Medimmune Inc                   COM          584699102       43461    1883060  SH        Sole                1541560         341500
Merck & Co., Inc.               COM          589331107       44014     996011  SH        Sole                 847011         149000
Merrill Lynch & Co.             COM          590188108       36139     606768  SH        Sole                 498768         108000
Microsoft Corporation           COM          594918104       29784    1194711  SH        Sole                 945411         249300
Morgan Stanley                  COM          617446448       41258     720043  SH        Sole                 578643         141400
Nokia Corp.                     COM          654902204       38804    1913428  SH        Sole                1577928         335500
Novellus Systems                COM          670008101       35130    1109252  SH        Sole                 858152         251100
Office Depot Inc.               COM          676220106       35340    1877800  SH        Sole                1639400         238400
Pfizer, Inc.                    COM          717081103       59478    1696951  SH        Sole                1432331         264620
Procter & Gamble Co             COM          742718109         493       4700  SH        Sole                    700           4000
Royal Dutch Petr.               COM          780257804         305       6400  SH        Sole                   6400              0
Sky Financial Group Inc.        COM          83080p103         353      13591  SH        Sole                  13591              0
Sun Microsystems Inc.           COM          866810104          60      14400  SH        Sole                  14400              0
Symbol Technologies, Inc.       COM          871508107       35032    2538566  SH        Sole                2074566         464000
Tidewater Inc.                  COM          886423102       23220     825468  SH        Sole                 648468         177000
Time Warner Inc                 COM          887317105         458      27188  SH        Sole                  27188              0
Transocean Sedco Forex Inc.     COM          g90078109         377      13533  SH        Sole                    633          12900
Travelers Property Casualty Co  COM          89420G109         251      14623  SH        Sole                    423          14200
Tyco International LTD.         COM          902124106         356      12442  SH        Sole                    742          11700
USA Technologies Inc            COM          90328s401           3      17000  SH        Sole                  17000              0
Verizon Communications          COM          92343v104         514      14068  SH        Sole                  14068              0
Vishay Intertechnology          COM          928298108       19056     892992  SH        Sole                 798792          94200
Wachovia Corp.                  COM          929903102         745      15855  SH        Sole                  15855              0
Wal-Mart Stores, Inc.           COM          931142103         569       9530  SH        Sole                   9530              0
Walt Disney Company             COM          254687106       34658    1386893  SH        Sole                1172893         214000
Wells Fargo Company             COM          949746101         300       5302  SH        Sole                   5302              0
Wyeth                           COM          983024100       40235    1071508  SH        Sole                 878008         193500
Xerox Corp.                     COM          984121103         272      18700  SH        Sole                      0          18700
Alt Health Care Systems                      021452107           0      15000  SH        Sole                  15000              0
E-Kong Group Ltd.                            G2952Q109           0      12500  SH        Sole                  12500              0
FEOCII Subscription Agreement                8324009           100     100000  SH        Sole                 100000              0
Gulf International Minerals (C               402290100          16      50000  SH        Sole                  50000              0
International Meta Systems                   45986b108           0      25830  SH        Sole                  25830              0
Prism Support Hldgs LLC                      3030551             0     250000  SH        Sole                 250000              0
REPORT SUMMARY                            89 DATA RECORDS  1227151   43216237                               35503866        7712371